Inventories (Tables)	3 Months Ended
Dec. 31, 2025
Disclosure Of Inventories [Abstract]
Summary of Inventories

	December 31, 2025	September 30, 2025
Raw materials	76,797	71,951
Work in progress	72,355	64,525
Finished goods	682,769	567,941
Inventories	831,921	704,417